Advances for Vessel Acquisitions and Vessels Under Construction	12 Months Ended
Dec. 31, 2013
Advances for Vessel Acquisitions and Vessels Under Construction [Abstract]
Advances for Vessel Acquisitions and Vessels Under Construction

4.Advances for Vessel Acquisitions and Vessels Under Construction

Advances for vessels under construction relate to the installments paid that were due to the respective shipyard including capitalized expenses.

As of December 31, 2011, the Company’s newbuilding program consisted of four Handysize drybulk carriers and two 4,800 TEU containerships.

On May 4 and on June 18, 2012, the Company took delivery of its first two Handysize drybulk carriers; the M/V Prosperous Seas and the M/V Precious Seas, respectively. An amount of $29,328,882 was paid to the shipyard in 2012, representing the final installment of the respective vessels, which was financed from the syndicated secured loan facility led by Nordea Bank Finland Plc and the Company’s own funds (refer to Notes 5 and 8).

On January 29, 2013, the Company took delivery of its third Handysize drybulk carrier; the M/V Priceless Seas. In January 2013, an amount of $1,419,475 was paid to the shipyard representing the final installment of the respective vessel, which was financed from the Company’s own funds (refer to Notes 5 and 8).

Following the completion of the public offering of 6,000,000 common shares (refer to Note 11), in October 2013, the Company completed the acquisition of shipbuilding contracts for two Ultramax newbuilding drybulk carriers from Allseas (Hull no. DY152 and Hull no. DY153). The Ultramax newbuildings have a carrying capacity of 63,500 dwt each and are currently under construction at Yangzhou Dayang Shipbuilding Co. Ltd., member of Sinopacific Shipbuilding Group, with scheduled deliveries on May 31, 2014 and July 31, 2014, respectively. The acquisition cost of these two newbuildings is $26,500,000 per vessel, or $53,000,000 in the aggregate. In October 2013, the Company paid a first installment of $8,058,495 per vessel. The balance of the contract price, or $18,441,505 per vessel, will be payable upon the delivery of each vessel. In addition, in October 2013, an amount of $265,000 per vessel was paid to Allseas, representing vessel purchase commissions equal to 1% of the acquisition cost, pursuant to the newbuilding supervision agreements between the respective ship-owning companies and Allseas.

In December 2013, the Company agreed to acquire, subject to certain closing conditions that were lifted in the first quarter of 2014, shipbuilding contracts for two additional Ultramax newbuilding drybulk carriers from Allseas (Hull no. DY4050 and Hull no. DY4052). The Ultramax newbuildings are sister ships to the two Ultramax newbuildings discussed above, have a carrying capacity of 63,500 dwt each and are currently under construction at Yangzhou Dayang Shipbuilding Co. Ltd., with scheduled deliveries on April 30, 2015 and June 30, 2015, respectively. The acquisition cost of these two newbuildings is $28,250,000 per vessel, or $56,500,000 in the aggregate. In February 2014, the Company paid a first installment of $5,592,661 per vessel. In addition, in February 2014, an amount of $282,500 per vessel was paid to Allseas, representing vessel purchase commissions equal to 1% of the acquisition cost, pursuant to the newbuilding supervision agreements between the respective ship-owning companies and Allseas. The balance of the contract price, or $22,657,339 per vessel, will be payable $3,884,530 upon the commencement of the steel cutting of each vessel and $18,772,809 upon the delivery of each vessel.

In December 2013, the Company also entered into an agreement with Zhejiang Ouhua Shipbuilding, to cancel one of its two 4,800 TEU containership newbuilding contracts at no cost to the Company, to transfer the deposit to the remaining vessel and to reduce its contract price from the original $57,500,000 to $55,000,000. The balance of the contract price is due upon the delivery of the vessel in the second quarter of 2014 and is expected to be financed through the loan facility with China Development Bank, subject to certain closing conditions (refer to Note 8).

As of December 31, 2013, the Company’s newbuilding program consisted of one Handysize drybulk carrier (Hull no. 625), two Ultramax drybulk carriers (Hull no. DY152 and Hull no. DY153) and one 4,800 TEU containership (C/V Box King) with expected deliveries in 2014, as well as two Ultramax drybulk carriers (Hull no. DY4050 and Hull no. DY4052) with expected deliveries in 2015.

On January 7, 2014, the Company took delivery of its fourth Handysize drybulk carrier; the M/V Proud Seas. In January 2014, an amount of $21,637,078 was paid to the shipyard representing the final installment of the respective vessel, which was financed from the syndicated secured loan facility led by Nordea Bank Finland Plc (refer to Note 8).

In March 2014, the Company entered into contracts with Jiangsu Yangzijiang Shipbuilding Co. for the construction of three Kamsarmax newbuilding drybulk carriers. The Kamsarmax newbuildings have a carrying capacity of 81,800 dwt each, with scheduled delivery between the second and fourth quarter of 2015. The acquisition cost of these three newbuildings is $30,550,000 per vessel, or $91,650,000 in the aggregate. In March 2014, the Company paid a first installment of $9,165,000 per vessel. The balance of the contract price, or $21,385,000 per vessel, will be payable upon the delivery of each vessel.